Earnings (Loss) per Share	12 Months Ended
Dec. 31, 2012
Earnings Per Share [Abstract]
Earnings (Loss) Per Common Share
Earnings (Loss) per Share
The following table presents a reconciliation of net income (loss) and shares used in calculating basic earnings (loss) per common share to those used in calculating diluted earnings (loss) per common share.

	For the years ended December 31,
(In millions, except for per share data)	2012	2011	2010
Earnings
Income (loss) from continuing operations
Income (loss) from continuing operations, net of tax	$(100)	$573	$1,704
Less: Preferred stock dividends and accretion of discount	42	42	515
Income (loss) from continuing operations, net of tax, available to common shareholders	(142)	531	1,189
Add: Dilutive effect of preferred stock dividends	—	—	33
Income (loss) from continuing operations, net of tax, available to common shareholders and assumed conversion of preferred shares	$(142)	$531	$1,222
Income (loss) from discontinued operations, net of tax	$62	$139	$(68)
Net income (loss)
Net income (loss)	$(38)	$712	$1,636
Less: Preferred stock dividends and accretion of discount	42	42	515
Net income (loss) available to common shareholders	(80)	670	1,121
Add: Dilutive effect of preferred stock dividends	—	—	33
Net income (loss) available to common shareholders and assumed conversion of preferred shares	$(80)	$670	$1,154
Shares
Weighted average common shares outstanding, basic	437.7	445.0	431.5
Dilutive effect of warrants	—	31.9	32.3
Dilutive effect of stock compensation plans	—	1.1	1.3
Dilutive effect of mandatory convertible preferred shares	—	—	16.4
Weighted average shares outstanding and dilutive potential common shares	437.7	478.0	481.5
Earnings (loss) per common share
Basic
Income (loss) from continuing operations, net of tax, available to common shareholders	$(0.32)	$1.19	$2.76
Income (loss) from discontinued operations, net of tax	0.14	0.32	(0.16)
Net income (loss) available to common shareholders	$(0.18)	$1.51	$2.60
Diluted
Income (loss) from continuing operations, net of tax, available to common shareholders	$(0.32)	$1.11	$2.54
Income (loss) from discontinued operations, net of tax	0.14	0.29	(0.14)
Net income (loss) available to common shareholders	$(0.18)	$1.40	$2.40

Basic earnings per share is computed based on the weighted average number of common shares outstanding during the year. Diluted earnings per share includes the dilutive effect of warrants, stock compensation plans, and assumed conversion of preferred shares to common using the treasury stock method. Contingently issuable shares are included for the number of shares issuable assuming the end of the reporting period was the end of the contingency period, if dilutive.
Under the treasury stock method for the warrants issued as a result of the Company’s participation in the Capital Purchase Program (see Note 16) exercise shall be assumed at the beginning of the period. The proceeds from exercise of $9.599 per share in 2012, $9.699 per share in 2011 and $9.790 per share in 2010 shall be assumed to be used to purchase common shares at the average market price during the period.
Under the treasury stock method for stock compensation plans, shares are assumed to be issued and then reduced for the number of shares repurchaseable with theoretical proceeds at the average market price for the period. Theoretical proceeds for the stock compensation plans include option exercise price payments, unamortized stock compensation expense and tax benefits realized in excess of the tax benefit recognized in net income. The difference between the number of shares assumed issued and number of shares purchased represents the dilutive shares. Upon exercise of outstanding options or vesting of other stock compensation plan awards, the additional shares issued and outstanding are included in the calculation of the Company’s weighted average shares from the date of exercise or vesting.
As a result of the losses available to common shareholders for the year ended December 31, 2012, the Company was required to use basic weighted average common shares outstanding in the calculation of diluted loss per share, since the inclusion of shares for warrants of 26.0 million, stock compensation plans of 2.2 million and mandatory convertible preferred shares, along with the related dividend adjustment, of 20.9 million, would have been antidilutive to the earnings (loss) per share calculations. In the absence of the losses, weighted average common shares outstanding and dilutive potential common shares would have totaled 486.8 million.
Under the if-converted method for mandatory convertible preferred stock (see Note 16) the conversion to common shares is assumed if the inclusion of these shares and the related dividend adjustment are dilutive to the earnings per share calculation. For the year ended December 31, 2011, 20.7 million shares for mandatory convertible preferred shares, along with the related dividend adjustment, would have been antidilutive to the earnings per share calculations. Assuming the impact of the mandatory convertible preferred shares was not antidilutive, weighted average common shares outstanding and dilutive potential common shares would have totaled 498.7 million, for the year ended December 31, 2011. For the year ended December 31, 2010, these shares and the related dividend adjustment are included in the diluted earnings per share calculation.
On March 30, 2012 the Company entered into an agreement with Allianz and repurchased the outstanding Series B and Series C warrants. As a result, Allianz no longer holds potentially dilutive outstanding warrants. See Note 16 for additional information regarding the warrant repurchase.